Other Income, Expense, Net (Details) - USD ($) $ in Thousands		11 Months Ended	12 Months Ended
	Jan. 12, 2017	Nov. 15, 2012	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amounts due from related parties, short-term			$ 19,108	$ 28,562
Proceeds from sale of vessel			5,978	76,264	$ 113,818
Gain / (Loss) on sale of vessel			0	(53)	(1,260)
Other Expenses			4,990	5,384	5,133
Write down of guarantee claim receivable				2,000
MSC Cristina
Vessel held for sale	$ 125,000
Proceeds from sale of vessel	$ 123,740
Gain / (Loss) on sale of vessel					$ (1,260)
Navios Holdings
Amounts due from related parties, short-term			11,825
Other Expenses			3,638
Navios Holdings | First Installment by July 1, 2020
Amounts due from related parties, short-term			5,000
Navios Holdings | Second Installment by January 1, 2021
Amounts due from related parties, long-term			5,000
Navios Holdings
Supplemental credit default insurance maximum cash payment		$ 20,000
Outstanding claim payable			$ 10,000
Number Of Installments			2
Discount of the Navios Holding Guarantee				$ 777